Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
22.	FAIR VALUE MEASUREMENT

Measured at fair value on a recurring basis

The Group's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 include forward contracts. There was no financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010.

The following table summarizes the Group's financial assets and liabilities measured at fair value on recurring basis.

	Fair value measurement at reporting date using
	December 31, 2011	Quoted prices in active market for identical instruments (Level 1)	Significant other observable (Level 2)	Significant unobservable inputs (Level 3)

Forward contracts	$404	—	$404	—

Measured at fair value on a non-recurring basis

The Group's financial assets and liabilities measured at fair value on a non-recurring basis include cost method investment and acquired assets and liabilities in connection with the business acquisition and the cost method investment based on Level 3 inputs.

The Group measured the cost method investment at fair value on a nonrecurring basis when it wrote down the carrying amounts of the investments to their fair value as a result of the impairment assessments (Note 13). The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group measured the fair value of the acquired intangible assets using the "cost", "income approach excess earnings" and "with & without" valuation methods. The Group also re-measured certain intangible assets at their value on a nonrecurring basis as results of the impairment loss recognized in 2010, as set out in Note 11. These acquired intangible assets are considered Level 3 assets and liabilities because the Group used unobservable inputs, such as forecasted financial performance of the acquired business and discount rates, to determine the fair value of these purchased assets and liabilities.